Intangible assets and goodwill (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets and goodwill (Details) [Line Items]
Contractor development expenditure (in Pounds)	£ 15,800,000	£ 11,100,000
Other long term (in Pounds)	2,000
Impairment (in Pounds)	157,800,000
UK [Member]
Intangible assets and goodwill (Details) [Line Items]
Recoverable amount (in Pounds)	£ 491,200,000	£ 1,658,600,000
Percentage of pre-tax discount rate	21.30%	15.70%
Growth rate percentage	2.00%	2.00%
Impairment charge (in Pounds)	£ 136,700,000	£ 1,004,700,000
Cash flow projection period	7 years
Gross margin percentage	1.00%
Growth rate percentage	1.00%
Cazana [Member]
Intangible assets and goodwill (Details) [Line Items]
Recoverable amount (in Pounds)	£ 2,700,000	£ 4,600,000
Percentage of pre-tax discount rate	18.10%	23.30%
Growth rate percentage	2.00%	2.00%
Impairment charge (in Pounds)		£ 5,500,000
Headroom (in Pounds)	£ 1,000,000
Gross margin percentage	1.00%
Terminal Growth Rate [Member]
Intangible assets and goodwill (Details) [Line Items]
Impairment (in Pounds)	£ 26,900,000
Terminal Growth Rate [Member] | Cazana [Member]
Intangible assets and goodwill (Details) [Line Items]
Growth rate percentage	1.00%
Discount Rates [Member]
Intangible assets and goodwill (Details) [Line Items]
Additional impairment charge (in Pounds)	£ 54,600,000
Discount Rates [Member] | UK [Member]
Intangible assets and goodwill (Details) [Line Items]
Percentage of pre-tax discount rate	1.00%
Discount rates percentage	22.30%
Discount Rates [Member] | Cazana [Member]
Intangible assets and goodwill (Details) [Line Items]
Percentage of pre-tax discount rate	10.80%
Discount rates percentage	28.90%